EARNINGS PER UNIT AND CASH DISTRIBUTIONS	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
EARNINGS PER UNIT AND CASH DISTRIBUTIONS	LOSSES/EARNINGS PER UNIT AND CASH DISTRIBUTIONS

The calculations of basic and diluted loss/earnings per common unit are presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of $, except per unit data)	2019	2018	2019	2018
Common unitholders' interest in net (loss)/income	(8,364)	24,914	(26,021)	36,447
Less: distributions paid (1)	(52,147)	(40,383)	(80,221)	(80,908)
Over distributed earnings	(60,511)	(15,469)	(106,242)	(44,461)

Basic:
Weighted average Common Units outstanding (in thousands)	69,455	69,833	69,455	70,050
Diluted:
Weighted average Common Units outstanding (in thousands)	69,455	69,833	69,455	70,050
Earn-out units(2)	—	374	—	374
Common unit and common unit equivalents	69,455	70,207	69,455	70,424

(Loss)/earnings per unit (basic and diluted):
Basic - Common unitholders	$(0.12)	$0.36	$(0.37)	$0.52
Diluted - Common unitholders	$(0.12)	$0.35	$(0.37)	$0.52

Cash distributions declared and paid in the period per common unit(3):	$0.40	$0.58	$0.81	$1.16
Subsequent event: Cash distributions declared and paid per common unit relating to the period(4):	$0.40	$0.58	$0.40	$0.58
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(1) Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the weighted average number of Common Units outstanding in the period.

(2) This relates to the Earn-Out units issued in connection with the IDR exchange transaction in October 2016 in which we exchanged our old Incentive Distribution Rights (“IDRs”) for new IDRs.

(3) Refers to cash distributions declared and paid during the period.

(4) Refers to cash distributions declared relating to the period and paid subsequent to the period end.

As of June 30, 2019, of our total number of Common Units outstanding, 69.4% were held by the public and the remaining Common Units were held by Golar.